Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Logistic Properties of the Americas
Entity Central Index Key	0001997711
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	+ 506
Local Phone Number	2204 7020
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	+1 (646)
Local Phone Number	663 4950
Contact Personnel Name	Thomas McDonald